Investment in Equity Securities, Equity Securities with Readily Determinable Fair Values (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investments in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 226,566
Unrealized gain on equity securities revalued at fair value at end of the period	22,163
Unrealized foreign exchange gain	29,290
Ending balance	278,019
Dividend income on equity securities	$ 4,623	$ 4,136